SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /


         Pre-Effective Amendment No.                                  /   /


         Post-Effective Amendment No.   1                             / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT              /   /
OF 1940


         Amendment No.    2                                          / X /


                        (Check appropriate box or boxes.)

Sparrow Funds - File Nos. 333-59877 and 811-08897
(Exact Name of Registrant as Specified in Charter)

225 S. Meramec Ave., Suite 732, St. Louis, MO  63105
  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (314) 725-6161

Gerald R. Sparrow, Sparrow Funds, 225 S. Meramec Ave., Suite 732 Tower, St. Louis, MO 63105

                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:


It is proposed  that this filing will become  effective:

/ / immediately  upon filing  pursuant to paragraph  (b)
/ / on 9/20/99 pursuant to paragraph  (b)
/X/ 60 days after filing  pursuant to paragraph  (a)(1)
/ / on (date)  pursuant to paragraph (a)(1)
/ / 75 days  after  filing  pursuant  to  paragraph  (a)(2)
/ / on (date)pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               Sparrow Growth Fund



                                   Prospectus
                                January __, 2000


INVESTMENT OBJECTIVE:
Long term capital appreciation





225 South Meramec Avenue
Suite 732 Tower
St. Louis, Missouri  63105
(888)-727-3301

















The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS



ABOUT THE FUND

FEES AND EXPENSES OF INVESTING IN THE FUND

HOW TO BUY SHARES

HOW TO REDEEM SHARES

DETERMINATION OF NET ASSET VALUE

DIVIDENDS, DISTRIBUTIONS AND TAXES

MANAGEMENT OF THE FUND

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION

ABOUT THE FUND

Investment Objective

      The investment objective of the Sparrow Growth Fund is long term capital appreciation.

Principal Strategies

         The Fund invests primarily in a broad range of common stocks which the Fund's adviser believes have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks ("core momentum growth stocks") which the adviser believes demonstrate strong earnings momentum. These momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

         Although the Fund may invest in stocks of all market capitalization ranges, it is anticipated that the majority of the Fund's investments will be in common stocks of large capitalization companies (over $10 billion). The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors.

         While it is anticipated that the Fund will diversify its investments across a range of industries and sectors, certain industries are likely to be overweighted compared to others because the adviser seeks the best investment values regardless of industry. The industries in which the Fund may be overweighted will vary at different points in the economic cycle.

         The Fund may sell a stock if the Fund's adviser believes more attractive alternatives are available or the stock's momentum factors have deteriorated. As a stock appreciates, the Fund may sell part of its position in the stock if the adviser believes that the stock represents too large a percentage of the Fund's portfolio.

Principal Risks of Investing in the Fund

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.
o Industry Risk. If the Fund's portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry.
o The adviser's investment strategy may result in a higher portfolio turnover rate than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses (which would lower the Fund's total return) and could result in additional distributions to shareholders which may be treated as ordinary income for tax purposes.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

The Fund may be suitable for:
o Long term investors seeking a fund with a growth investment strategy o Investors willing to accept price fluctuations in their investment o Investors who can tolerate the risks associated with common stock investments

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

         The bar chart shows changes in the Fund's returns since the Fund's inception. The table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index.

(Total return as of December 31) [Insert bar chart with the following data points*:
1999...............(__)%

      During the period shown, the highest return for a quarter was (__)% (Q_, 1999); and the lowest return was (__)% (Q_, 1999).

Average Annual Total Returns:
                                            One Year          Since Inception
The Fund                                     (___)%           (___)%
S&P 500 Index                                (___)%           (___)%

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)..........................5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ...................................................NONE
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of original purchase or redemption proceeds)(2)....................................NONE
Redemption Fee ................................................................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...............................................................................................2.50%
Distribution (12b-1) Fees(3)....................................................................................0.00%
Other Expenses................................................................................................0.00%
Total Annual Fund Operating Expenses..........................................................................2.50%

1 Processing organizations may impose transactional fees on shareholders (See "Purchasers Without a Sales Charge" for a definition of "processing organizations").
2 A deferred sales charge of 1.00% is assessed on redemptions of shares that were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees if the redemption occurs within 18 months of purchase.
3 Distribution expenses incurred by the Fund under the 12b-1 Distribution Plan are paid by the Fund's adviser. Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

        1 year            3 years           5 years          10 years
        ------            --------          -------          --------
        $                 $                 $                $

                                HOW TO BUY SHARES

         You may invest any amount you choose, subject to the following schedule:


-------------------------------------------- ----------------------------------------- ------------------------------------------
            TYPE OF INVESTMENT                      MINIMUM INITIAL INVESTMENT               MINIMUM SUBSEQUENT INVESTMENT
-------------------------------------------- ----------------------------------------- ------------------------------------------
Taxable Accounts                                             $10,000                                     $500
-------------------------------------------- ----------------------------------------- ------------------------------------------
Qualified Retirement Accounts                                 $2,000                                     $100
-------------------------------------------- ----------------------------------------- ------------------------------------------
Qualified Retirement Accounts with                         No minimum                  Required  $100/month  for  minimum  of 12
Automatic Investment Plan                                                              consecutive months
-------------------------------------------- ----------------------------------------- ------------------------------------------
Educational IRA's                                              $500                                       -0-
-------------------------------------------- ----------------------------------------- ------------------------------------------
Educational IRA's with Automatic                           No minimum                  Required  $100/month  for  minimum  of  5
Investment Plans                                                                       consecutive months
-------------------------------------------- ----------------------------------------- ------------------------------------------

Initial Purchase - You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund's distributor. You may also invest directly by mail or by wire:

         By Mail- To purchase shares by mail, follow these steps:
o complete and sign the investment application form which accompanies this Prospectus;
o write a check (subject to the minimum amounts) made payable to the Fund;
o mail the application and check to:

             U.S. Mail:  Sparrow Growth Fund                      Overnight:    Sparrow Growth Fund
                         c/o Unified Fund Services, Inc.                        c/o Unified Fund Services, Inc.
                         P.O. Box 6110                                          431 North Pennsylvania Street
                         Indianapolis, Indiana  46206-6110                      Indianapolis, Indiana 46204


         By Wire- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund's transfer agent at (888) 727-3301 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

     Firstar Bank, N.A.
     ABA #0420-0001-3
     Attn: Sparrow Growth Fund
     Account  Name  _________________(write  in  shareholder  name)
     For the Account # ______________(write in account number) D.D.A.# 488921529

         You must mail a signed application to Firstar Bank, N.A (the Fund's custodian), at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting a minimum of $250 per month (or $100 per month for a Qualified Retirement Plan, for a minimum 12 month period) from your bank checking account. Educational IRA contributions may be made monthly by automatically deducting a minimum of $100 per month for five consecutive months from your checking account. You may change the amount of your monthly purchase at any time.

Sales Charge

         Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales charge as shown in the following table. Certain persons may be entitled to purchase shares of the Fund without paying a sales commission. See "Purchases Without a Sales Charge".


--------------------------------------- ------------------------------------- --------------------------------
                                                   Sales Charge as of % of:
                                         Public                     Net
                                         Offering                   Amount     Dealer Reallowance as % of
    Amount of Investment                 Price                      Invested    Public Offering Price
--------------------------------------- ------------------------------------- --------------------------------
Less than $50,000                         5.75%                      6.10%                5.25%
$50,000 but less than $100,000            4.50%                      4.71%                4.00%
$100,000 but less than $250,000           3.50%                      3.63%                3.00%
$250,000 but less than $500,000           2.50%                      2.56%                2.15%
$500,000 but less than $1,000,000         2.00%                      2.04%                1.75%
$1,000,000 or more                        None                       None                 None
--------------------------------------- ------------------------------------- --------------------------------


         There is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed if you redeem these shares within eighteen months of purchase, based on the lower of the shares' cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

         In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Fund's distributor receives the entire amount of any CDSC you pay. See the SAI for additional information about the CDSC.

         Except as stated below, the Fund's distributor pays investment dealers of record commissions on sales of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

         On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

         Under certain circumstances, the Fund's distributor may change the reallowance to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Fund's distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         For purposes of determining the applicable sales charge, a "purchaser" includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Fund's distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Fund's distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

Distribution Plan

         The Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets of the Fund. All distribution expenses incurred by the Fund are paid by the Fund's adviser pursuant to the management agreement between the Fund and adviser.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                 -the name of your account(s)
         -your account number(s)    -a check made payable to Sparrow Growth Fund

Checks should be sent to the Sparrow Growth Fund at the address listed above. A bank wire should be sent as outlined above.

Purchases Without a Sales Charge

         The persons described below may purchase and redeem shares of the Fund without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Transfer Agent as to which conditions apply.

         o Trustees, directors, officers and employees of the Trust, the adviser and service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans of such entities;
         o Broker-dealers with selling agreements with the Fund's distributor or otherwise entitled to be compensated under the Fund's 12b-1 Distribution Plan (and employees, their immediate family members and employee benefit plans of such entities);
         o        Registered   representatives  (and  their immediate  family
                  members) of broker-dealers with selling agreements with the Fund's distributor;
         o        Tax-qualified  plans  when  proceeds  from  repayments  of loans to participants  are  invested  (or  reinvested)  in the
                  Fund;
         o Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Fund's distributor (and employees, their immediate family members and employee benefit plans of such entities);
         o        Clients  (who  pay a fee  to  the  relevant  administrator  or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Fund's distributor or the Fund for this purpose;
         o Clients of the Fund's adviser who were not introduced to the adviser by a financial intermediary and, prior to the effective date of the Fund, executed investment management agreements with the adviser;
         o Separate accounts of insurance companies, provided the insurance company has an agreement with the Fund's distributor or the Fund for this purpose;
         o Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Fund's distributor or the Fund for this purpose.

         In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund's distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Right of Accumulation

         Any "purchaser" (as defined above) may buy shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

         A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes all purchases of shares of the Fund over the 13 month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact the Transfer Agent to obtain a Letter of Intent application.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:


          U.S. Mail:  Sparrow Growth Fund                Overnight:  Sparrow Growth Fund
                      c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
                      P.O. Box 6110                                  431 North Pennsylvania Street
                      Indianapolis, Indiana  46206-6110              Indianapolis, Indiana  46204


         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 727-3301. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (888) 727-3301. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders on an annual basis. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of [capital gains.]

         Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

         The Fund retains Sparrow Capital Management Incorporated, 225 South Meramec Avenue, Suite 732 Tower, St. Louis, Missouri 63105 to manage the Fund's investments. The adviser is an independent investment counselor and registered investment adviser which, together with its affiliated minority owned investment management firm, Buford, Dickson, Harper & Sparrow Inc., has over $70 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Principal Strategies"). The investment decisions of the Fund are made by the adviser's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         The Fund is authorized to pay the adviser a fee equal to an annual average rate of 2.50% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser.

Past Performance of Similar Accounts

         The Fund's adviser has been managing equity accounts with investment objectives, policies and strategies substantially similar to the Fund since January 1996. The data provided below illustrates the past performance of the Fund's adviser in managing all such accounts, as compared to the S&P 500. Accounts managed by the adviser prior to 1996 have been excluded because the investment strategies used were significantly different from those of the Fund. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1999, the assets in those accounts totaled approximately $__ million.

         The performance of the accounts managed by the Fund's adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure possibly would have lowered the performance results), any sales load imposed, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

          Growth of an initial investment of $10,000 with reinvestment1

                     [Graph with the following plot points:
                                             Core Growth
                                            Equity Accounts           S&P 500

           December 31, 1995                  $10,000                 $10,000
           December 31, 1996                  $12,800                 $12,290
           December 31, 1997                  $17,613                 $16,395
           December 31, 1998                  $______                 $______
           December 31,1999                   $_______                $______

         1 Line graph shows value of $10,000 invested on December 31, 1995 and held through December 31, 1998 compared to the unmanaged Standard & Poor's 500 Index. Please see footnotes and text following the chart below.

                                 Annual Returns

                                Core Growth Equity Accounts(1)      S&P 500(2)

          1999                          +____%                     + ____%
          1998                          +____%                     + ____%
          1997                          +37.6%                     + 33.4%
          1996                          +28.0%                     + 22.9%

         1 The composite rate of return is weighted using beginning-of-quarter market values plus weighted cash flows. Performance figures are net of management fees and all expenses of the accounts, and include the reinvestment of dividends and capital gains. Total expenses of the other accounts were in some cases lower than Fund expenses. To the extent Fund expenses are higher than expenses of the other accounts, the rate of return for the other accounts would be reduced. The performance composite was calculated using a method that differs from, and will produce a different result than, the standardized SEC calculation.

         2 The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Index do not reflect deduction of transaction costs or expenses, including management fees.

                             Average Annual Return1

                            Sparrow           Core Growth             S&P 500
                           Growth Fund       Equity Accounts           Index

One year                      ______%          _______%               _______%
Since Fund
Inception (10/4/98)           ______%           N/A                   ________%
Since Core Growth Equity
Account Inception (1/1/96)     N/A             _______%               ________%

1 Average  Annual  Returns for the periods ended  December 31, 1999 for the Core
  Growth Equity Accounts and S&P 500 Index are calculated using calculations which differ from the standardized SEC calculation.

                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the period October 4, 1998 (commencement of operations) through August 31, 1999 is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.


              (For a fund share outstanding throughout the period)

                                                            For the period
                                                            October 4, 1998
                                                            (commencement
                                                             of operations)
                                                              Through
                                                             August 31, 1999

Net asset value, beginning of period                         $ 10.00

Loss from investment operations:
Net investment loss...................................         (0.13)
Net realized and unrealized gain on
   investments........................................          3.51
                                                              ------
Total from investment operations......................          3.38
                                                              ------

Less distributions:
Dividends from net investment income..................          0.00
Distribution from net realized gains on investments...          0.00
                                                              ------
Total distributions...................................          0.00
                                                              ------

Net asset value, end of period........................         13.38
                                                              ======

Total return..........................................         33.80%

Ratios/supplemental data
Net assets end of period..............................       $5,319,057
Ratio of expenses to average net assets(b)............          2.50%
Ratio of net investment income to average net assets(b)        (1.03%)

Portfolio turnover....................................         166.41%


(a) For the period October 4, 1998 (commencement of investment operations) to August 31, 1999
(b) Annualized

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.
Shareholder  reports  contain  management's  discussion  of  market  conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

Call the Funds at (888)-727-3301 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain reports and other information about the Fund on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.















Investment Company Act #811-_______

                               SPARROW GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                January __, 1999

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Sparrow Growth Fund dated January __ 1999. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1999 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-888-727-3301.

                                TABLE OF CONTENTS
                                                                        PAGE

DESCRIPTION OF THE TRUST
AND FUND......................................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS................................................................2

CONTINGENT DEFERRED SALES CHARGES.............................................3

INVESTMENT LIMITATIONS........................................................3

THE INVESTMENT ADVISER........................................................5

TRUSTEES AND OFFICERS.........................................................6

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................7

DISTRIBUTION PLAN.............................................................8

DETERMINATION OF SHARE PRICE..................................................8

INVESTMENT PERFORMANCE........................................................9

CUSTODIAN....................................................................10

TRANSFER AGENT...............................................................10

ACCOUNTANTS..................................................................10

DISTRIBUTOR..................................................................11

FINANCIAL STATEMENTS.........................................................11

DESCRIPTION OF THE TRUST AND FUND

         Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust") on July 14, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As  of  December 1,   1999  the  following  persons  may  be  deemed to
beneficially own five percent (5%) or more of the Fund [___________].

         [As of December 1, 1999, the officers and Trustees as a group beneficially owned less than 1% of the Fund.]

         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

         Equity Securities. The Fund invests in common stock and other types of equity securites. Equity securities consist of common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants) and investment companies which invest primarily in the above. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price for a specified time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund's adviser will limit the Fund's investment in convertible securities to those rated A or better by Moodys Investors Service, Inc. or Standard & Poor's Rating Group or, if unrated, of comparable quality in the opinion of the Fund's adviser. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

         The Fund may invest in foreign equity securities by purchasing American Depository Receipts (ADRs). An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (a "U.S. Government obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's adviser to be creditworthy. The Fund's adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

CONTINGENT DEFERRED SALES CHARGES

         [A contingent deferred sales charge ("CDSC") of 1.00%, based on the lower of the shares' cost and current net asset value, will be imposed on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees, if the shares are redeemed within eighteen months of purchase. No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, or (ii) resulted from reinvestment of a distribution on CDSC Shares. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

         The Fund will waive any CDSC on redemptions, (a) in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, (b) for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, (c) in the case of living trust accounts, in the event of death or post-purchase disability of the settlor of the trust. Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and
(3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.]

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Fund will not purchase or sell puts, calls, options or straddles.

         5. Loans. The Fund will not loan its portfolio securities.

         6. Reverse Repurchase Agreements. The Fund will not enter into reverse repurchase agreements.

THE INVESTMENT ADVISER

         The Fund's investment adviser is Sparrow Capital Management Incorporated (the "Adviser"). Gerald R. Sparrow is the controlling shareholder of the Adviser. Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period October 4, 1998 (commencement of operations) through August 31, 1999, the Fund paid advisory fees of $____.

         The Adviser retains the right to use the name "Sparrow" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Sparrow" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


           Name, Age                       Position                              Principal Occupations
          and Address                                                           During Past 5 Year

Gerald R. Sparrow*                  Trustee, President      Director, President and Treasurer of Sparrow Capital
Age:  40                            and Treasurer           Management Incorporated; President of Buford Dickson
225 S. Meramec Avenue, #732                                 Harper Sparrow, an Advisory company; General partner
St. Louis, MO  63105                                        of Sparrow Fund L.P., an Advisory company.

Alex Ramos*                         Trustee and Secretary   Analyst for Sparrow Capital Management Incorporated from
Age:  25                                                    August 1997 through present.
225 S. Meramec Avenue, #732
ST. Louis, MO  63105

Herschel W. Townsend                Trustee                 Pharmacist for Schnucks, a grocery/pharmacy, from January,
Age:  59                                                    1991 through present
1589 Sierra Vista Plaza
St. Louis, MO  63138

Donald D. Woodruff                  Trustee                 President of Robinson, Inc. a retail (sales of hearing aids)
Age:  43                                                    company from June, 1992 through present.
2526 Woodson Road
St. Louis, MO  63114


         Trustee fees are Trust expenses. The compensation paid to the Trustees for the fiscal year ended August 31, 1999 is set forth in the following table.

                                        Total Compensation
                                       from Trust (the Trust is
                                       not in a Fund Complex)

Gerald R. Sparrow                                0
Alex Ramos                                       0
Herschel W. Townsend                             0
Donald D. Woodruff                               0


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period October 4, 1998 (commencement of operations) through August 31, 1999, the Fund paid brokerage commissions of $_____.

DISTRIBUTION PLAN

         The Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets of the Fund. All distribution expenses incurred by the Fund are paid by the Adviser pursuant to the management agreement between the Fund and Adviser. The expenses may include, but are not limited to, the following: (a) payments to securities dealers and others that are engaged in the sale of Shares, that may be advising shareholders of the Trust regarding the purchase of Fund shares, that hold shares of the Fund in omnibus accounts or as shareholders of record, or provide shareholder support or administrative services; (b) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund;
(c) costs of formulating and implementing marketing and promotional  activities;
(d) costs of preparing, printing and distributing sales literature; and (e) costs of implementing and operating the Distribution Plan. The Plan is designed to promote the sale of shares of the Fund.

         The Trustees expect that the Plan will significantly enhance the Fund's ability to distribute its shares. The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         The Fund's Prospectus, in the section "How to Buy Shares" describes certain types of investors for whom sales charges will be waived. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period October 4, 1998 (commencement of operations) through August 31, 1999, the Fund's average total return was ___%.

         From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank,  N.A.,  425 Walnut  Street,  Cincinnati,  Ohio 45202,  is
Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. For its services as administrator, Unified receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets subject to an annual minimum fee of $18,000. For the period October 4, 1998 (commencement of operations) through August 31, 1999, Unified received $__ from the Adviser (not the Fund) for its services as administrator.

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending August 31, 2000. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Management Corporation, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the statement of additional information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the period ended August 31, 1999. The Trust will provide the Annual Report without charge by calling the Fund at (888)-727-3301.






                                 Sparrow Funds


PART C.  OTHER INFORMATION
-------  -----------------


Item 23. Exhibits
-----------------

               (a) Articles of Incorporation. Copy of Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

               (b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

               (c)  Instruments Defining Rights of Security Holders. - None.

               (d) Investment Advisory Contracts. Copy of Registrant's Management Agreement with its Adviser, Sparrow Capital Management, Incorporated, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No.1, is hereby incorporated by reference.

               (e)  Underwriting  Contracts.

                    (i) Copy of Registrant's Distribution Agreement with Unified
                        Management Corporation, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                    (ii)Copy of Registrant's form of Dealer Agreement, which was
                        filed   as  an  Exhibit  to  Registrant's  Pre-Effective
                        Amendment No. 1, is hereby incorporated by reference.

               (f)  Bonus or Profit Sharing Contracts. - None.


               (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

               (h)  Other Material Contracts. - None.

               (i)  Legal  Opinion.
                    (i)  Opinion of Brown, Cummins & Brown Co., L.P.A. which was
                         filed  as  an  Exhibit  to  Registrant's   Registration
                         Statement,  is hereby  incorporated by reference.

                    (ii) Consent of Brown,  Cummins & Brown Co., L.P.A. is filed herewith.

               (j) Other Opinions. Consent of independent public accountants is filed herewith.

               (k)  Omitted Financial Statements. - None.

               (l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

               (m) Rule 12b-1 Plan. Copy of 12b-1 Distribution Expense Plan, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

               (n)  Financial Data Schedule. - None.

               (o)  Rule 18f-3 Plan - None.

               (p)  Power of Attorney.

                    (i) Power of Attorney for Registrant and Certificate with respect thereto, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                    (ii) Powers of Attorney for the Trustees and Officers, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with the Registrant
--------------------------------------------------------------------------
                  None.


Item 25. Indemnification
------------------------

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any  liability    to   the   Trust  or   its
                                    Shareholders  to  which such  Covered Person
                                    would  otherwise   be  subject  by reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence   or   reckless  disregard of the
                                    duties  involved   in   the  conduct of such
                                    Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                    (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
--------- ----------------------------------------------------

                  A. Sparrow Capital Management Incorporated ("Sparrow"), 225 S. Meramec Ave., Suite 732 Tower, St. Louis, MO 63105, adviser to Sparrow Funds, is a registered investment adviser.

                           (1) Sparrow has engaged in no other  business  during
                               the past two fiscal years.

                           (2) The following list sets forth other substantial
                               business activities of the officers and directors of Sparrow: None.


Item 27. Principal Underwriters
-------- ----------------------

                  (a) Unified Management Corporation, the Registrant's distributor, acts as distributor for the following funds:

         Industry Leaders Fund              The Julius Baer Investment Funds
         104 Summit Ave.                    330 Madison Ave.
         Summit, NJ  07902                  New York, NY  10017

         Labrador Mutual Fund               Milestone Funds
         2344 Corte De La Jara              1 Executive Blvd.
         Pleasanton, CA  94566              Yonkers, NY  10701

         Lindbergh Funds                    Securities Management & Timing Funds
         5520 Telegraph Road #204           620 Woodmere Ave. Suite B
         St. Louis, MO  63129               Traverse City, MI  49686

         Sparrow Funds                      Firstar Select Funds
         225 S. Meramec Ave., Suite 732     431 N. Pennsylvania St.
         St. Louis, MO  63105               Indianapolis, IN  46204

         The Unified Funds                  Regional Opportunity Fund
         431 N. Pennsylvania St.            700 W. Pete Rose Way
         Indianapolis, IN  46204            Longworth Hall Suite 127
                                            Cincinnati, OH  45203


                  (b) Information with respect to each director and officer of Unified Management Corporation is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

                  (c)      Not applicable.






Item 28. Location of Accounts and Records
-------  ---------------------------------

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania Street
                  Indianapolis, IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Firstar Bank, N.A.
                  425 Walnut Street
                  Cincinnati, OH  45202

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(b)(3).

                  Unified Management Corporation
                  431 N. Pennsylvania Street
                  Indianapolis, IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Sparrow Capital Management, Incorporated
                  225 S. Meramec Ave., Suite 732 Tower
                  St. Louis, MO  63105

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(f).

Item 29. Management Services
----------------------------

                  None.

Item 30. Undertakings
---------------------

                  None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 15th day of November, 1999.

                                  Sparrow Funds

                              By:  /S/
                                   Donald S. Mendelsohn
                                   Attorney -in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Gerald R. Sparrow *
President,Treasurer, Trustee,
Cheif Financial Officer

Alex Ramos *
Secretary, Trustee

_________________
Dawn Michelle Jones
Trustee

Herschel W. Townsend *
Trustee

Donald D. Woodruff *
Trustee

                                             *By /s/
                                                  Donald S. Mendelsohn
                                                  Attorney-in-Fact
                                                  November 15, 1999

                                  EXHIBIT INDEX

                                                                         PAGE

1.       Consent of Brown, Cummins & Brown Co., L.P.A..................EX-99.B10

2.       Consent of McCurdy & Associates, CPA's, Inc...................EX-99.B11